Consolidated Statement of Changes in Stockholders' Equity - BRL (R$) R$ in Millions		Total		Capital [member]	Treasury shares [member]	Capital Reserves [Member]	Revenue Reserve [Member]	Retained earnings [member]	Financial Assets at Fair Value Through Other Comprehensive Income [member]		Remeasurements of liabilities of post-employment benefits [member]	Conversion adjustments of foreign investments [member]	Gains and losses - hedge [member]		Total stockholders' equity - owners of the parent company [member]	Total stockholders equity non- controlling interests [member]
Beginning Balance at Dec. 31, 2018		R$ 150,466		R$ 97,148	R$ (1,820)	R$ 1,927	R$ 43,339		R$ (1,110)		R$ (989)	R$ 3,806	R$ (5,519)		R$ 136,782	R$ 13,684
Transactions with owners		601			546	55									601
Result of delivery of treasury shares		897			546	351									897
Recognition of stock-based payment plans		(296)				(296)									(296)
(Increase) / Reduction of interest of controlling stockholders (Note 2.4a I and 3)		(1,567)														(1,567)
Dividends		(9,697)					4,709	R$ (14,129)							(9,420)	(277)
Interest on capital		(366)					5,102	(5,468)							(366)
Dividends / Interest on capital – declared after previous period		(17,500)					(17,500)								(17,500)
Unclaimed dividends		42						42							42
Other	[1]	(189)					(189)								(189)
Total comprehensive income		27,675						27,113	1,810	[2]	(350)	(1,582)	(16)	[3]	26,975	700
Net income		27,813						27,113							27,113	700
Other comprehensive income for the period		(138)							1,810	[2]	(350)	(1,582)	(16)	[3]	(138)
Appropriations:
Legal reserve							1,336	(1,336)
Statutory reserve							6,222	(6,222)
Ending Balance at Dec. 31, 2019		149,465		97,148	(1,274)	1,982	43,019		700		(1,339)	2,224	(5,535)		136,925	12,540
Appropriations:
Change in the period		(1,001)			546	55	(320)	0	1,810	[2]	(350)	(1,582)	(16)	[3]	143	(1,144)
Transactions with owners		4,040			367	344									711	3,329
Result of delivery of treasury shares		567			367	200									567
Recognition of stock-based payment plans		144				144									144
(Increase) / Reduction of interest of controlling stockholders (Note 2.4a I and 3)		3,329													0	3,329
Dividends		(2,261)						(1,756)							(1,756)	(505)
Interest on capital		(3,232)						(3,232)							(3,232)
Dividends / Interest on capital – declared after previous period		(9,811)					(9,811)								(9,811)
Unclaimed dividends		118						118							118
Other	[1]	113					113								113
Total comprehensive income		16,093						18,896	148	[2]	(192)	4,630	(3,557)	[3]	19,925	(3,832)
Net income		15,064						18,896							18,896	(3,832)
Other comprehensive income for the period		1,029							148	[2]	(192)	4,630	(3,557)	[3]	1,029
Legal reserve							948	(948)
Statutory reserve							13,078	(13,078)
Ending Balance at Dec. 31, 2020		154,525		97,148	(907)	2,326	47,347		848		(1,531)	6,854	(9,092)		142,993	11,532
Appropriations:
Change in the period		5,060			367	344	4,328		148	[2]	(192)	4,630	(3,557)	[3]	6,068	(1,008)
Transactions with owners		(924)			379	111									490	(1,414)
Result of delivery of treasury shares		572			379	193									572
Recognition of stock-based payment plans		(82)				(82)									(82)
(Increase) / Reduction of interest of controlling stockholders (Note 2.4a I and 3)		(1,414)														(1,414)
Partial Spinoff		(9,985)	[2]	(6,419)		(187)	(3,457)		77	[2]		(23)	24	[3]	(9,985)
Dividends		(1,596)						(1,466)							(1,466)	(130)
Interest on capital		(5,607)						(5,607)							(5,607)
Reversal of Dividends or Interest on capital Recognised As Distributions To Owners Of Parent Relating To Current Year		166					166								166
Unclaimed dividends and Interest on capital		102						102							102
Corporate reorganizations		1,547					1,547								1,547
Other	[1]	769					769								769
Total comprehensive income		25,479						26,760	(3,325)	[2]	45	(300)	675	[3]	23,855	1,624
Net income		28,384						26,760							26,760	1,624
Other comprehensive income for the period		(2,905)							(3,325)	[2]	45	(300)	675	[3]	(2,905)
Legal reserve							1,312	(1,312)
Statutory reserve							18,477	R$ (18,477)	0	[2]
Ending Balance at Dec. 31, 2021		164,476		90,729	(528)	2,250	66,161		(2,400)		(1,486)	6,531	(8,393)		152,864	11,612
Appropriations:
Change in the period		R$ 9,951		R$ (6,419)	R$ 379	R$ (76)	R$ 18,814		R$ (3,248)	[2]	R$ 45	R$ (323)	R$ 699	[3]	R$ 9,871	R$ 80

[1]	Includes Argentina´s hyperinflation adjustment.
[2]	Includes the share in other comprehensive income of investments in associates and joint ventures related to financial assets at fair value through other comprehensive income.
[3]	Includes cash flow hedge and hedge of net investment in foreign operation.